SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

(a) Options

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units (“RSUs”) granted to a participant under the plan, or the awards.

In April 2018, The Company’s shareholders adopted the 2018 share incentive plan. The Company’s shareholders have authorized the issuance of up to 38,600,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and RSUs granted to a participant under the plan, or the awards.

The Company granted share options to certain officers, directors and employees in 2015, and didn’t grant any during the years ended December 31, 2023, 2024 and 2025.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2025 is as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Remaining	Grant Date	Intrinsic
	Options	Price	Contract Life	Fair Value	Value
Options outstanding on January 1, 2025	567	0.59	0.08	0.55	3
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Options outstanding on December 31, 2025	567	0.59	0.08	0.55	3
Options exercisable on December 31, 2025	567	0.59	0.08	0.55	3

Note:All of the Company’s share options have been vested as of December 31, 2024.

The share-based compensation expense related to stock options were nil for the years ended December 31, 2023, 2024 and 2025. The total intrinsic value of options exercised during the years ended December 31, 2023, 2024, and 2025, was $0.1 million, $0.5 million, and nil, respectively.

(b) Non-vested Restricted Share Units

The Company granted non-vested RSUs to certain directors, executive officers and employees in 2017, 2018 and 2022. The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight-line vesting attribution method.

On June 6, 2018, the Company granted RSUs to acquire 25,275,880 ordinary shares to certain directors, executive officers other than the chief executive officer and employees pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where the RSUs will be vested monthly in each of the next five years starting from June 6, 2018.

On December 21, 2018, the Company granted RSUs to acquire 8,105,000 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 and 2018 Share Incentive Plan. The RSUs will be vested monthly in each of the next five years starting from January 6, 2019.

On September 6, 2022, the Company granted RSUs to acquire 37,253,465 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2022 Share Incentive Plan, where 1/2 of the total awarded RSUs will be vested on September 6, 2022, and 1/72 of the total awarded RSUs will be vested on the 6th day of each month on average in the three years commencing on September 6, 2022.

A summary of the non-vested RSU activity in 2025 is as follows:

Weighted
Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2025	4,571,052	14.14
Granted	—	—
Vested	(4,571,052)	14.14
Forfeited	—	—
Non-vested RSUs on December 31, 2025	—	—

The share-based compensation expense related to RSUs of $112.5 million, $73.7 million and $55.8 million were recognized by the Group for the years ended December 31, 2023, 2024 and 2025, respectively. The total fair value of RSUs vested during the years ended December 31, 2023, 2024, and 2025, was $91.7 million, $86.2 million, and $64.6 million, respectively.

As of December 31, 2025, there was nil in total unrecognized compensation cost related to non-vested RSUs.

(c) Subsidiary’s Share Incentive Plan

In September 2022, Xinjiang Daqo adopted its 2022 PRC Incentive Plan. Under the 2022 PRC Incentive Plan, Xinjiang Daqo may grant stock options of Xinjiang Daqo (2022 PRC stock options) to its directors, senior executives and other personnel deemed necessary by the board of directors of Xinjiang Daqo to purchase Xinjiang Daqo’s common stock at the agreed price after meeting the vesting conditions. The total number of stock options granted in 2022 is 23,660,000 shares, which will vest over four years starting from the first date of the 13rd month since the grant date at a rate of 40%, 30% and 30% upon the second, third and fourth anniversary of the grant date. The vesting is subject to both the operational performance of Xinjiang Daqo and the grantees’ personal performance. The management of Xinjiang Daqo assesses the probability to achieve the performance targets at each report dates to determine the recognition of share based compensation.

The Company recorded stock-based compensation expense for 2022 PRC stock options based on the estimated fair value of those stock options on the date of the grant using the Black-Scholes option-pricing model.

The share-based compensation expense related to 2022 PRC stock options of $37.3 million, ($5.7) million and nil were recognized by the Group for the years ended December 31, 2023, 2024 and 2025, respectively.

The assumptions in the Black-Scholes option-pricing models used to determine the fair value of 2022 PRC stock options granted in 2022 were as follows:

2022 PRC stock option
Expected term (months)	24, 36, and 48 months from the date of grant
Expected dividends	0.96%
Expected volatility	51.86%-54.00%
Risk-free interest rate	1.76%-2.18%
Fair value of common stock	$8.15
Weighted average exercise price	$4.07

The risk-free interest rate is based on the China Treasury Bond yield with a maturity equal to the expected term of the option in effect at the time of grant. The expected volatility was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards. An analysis of historical dividend yield was used to develop the estimate of expected dividend yield. The expected term is calculated based on the contractual term.